CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares outstanding (in shares)	387.9	392.9